Share based compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share based compensation
Number Of Stock Options, Outstanding, Beginning	2,927,820	461,320	358,660
Number Of Stock Options, Granted	0	2,716,500	134,060
Number of stock Options, Forfeited	(180,000)	(100,000)
Number Of Stock Options, Expired	(100,000)	(150,000)	(31,400)
Number Of Stock Options, Outstanding, Ending	2,647,820	2,927,820	461,320
Number Of Stock Options, Exercisable	777,820	877,820	461,320
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.32	$ 0.51	$ 0.56
Weighted Average Exercise Price, Granted	0	0.22	0.40
Weighted Average Exercise Price, Forfeited	(0.22)	(0.22)
Weighted Average Exercise Price, Expired	(0.52)	(0.59)	(0.51)
Weighted Average Exercise Price, Outstanding, Ending	0.24	0.25	0.51
Weighted Average Exercise Price, Exercisable	$ 0.30	$ 0.32	$ 0.51